April 1, 2010

VIA EDGAR TRANSMISSION

Securities and Exchange Commission

100 F Street, N.E.

Washington, DC 20549

Re:	Northern Institutional Funds
Post-Effective Amendment No. 64
1933 Act Registration No. 002-80543
1940 Act Registration No. 811-03605

Ladies and Gentlemen:

In accordance with Rule 497(j) of Regulation C under the Securities Act of 1933, as amended, Northern Institutional Funds (the “Trust”) certifies that:

a. the form of the Trust’s (i) Large Cap Index Portfolio Prospectus; (ii) Fixed Income Portfolios Prospectus; (iii) Money Market Portfolios – Shares Prospectus; (iv) Money Market Portfolios – Service and Premier Shares Prospectus; (v) Equity, Global Tactical Asset Allocation, Fixed Income and Money Market Portfolios Statement of Additional Information; (vi) Large Cap Index Portfolio Statement of Additional Information; and (vii) Prime Obligations Portfolio Statement of Additional Information that would have been filed under paragraph (c) of Rule 497 would not have differed from those contained in Post-Effective Amendment No. 64 to the Trust’s registration statement on Form N-1A; and

b. the text of Post-Effective Amendment No. 64 to the Trust’s registration statement was filed with the Commission via EDGAR on March 29, 2010 (Accession No. 0001193125-10-070130) with an effective date of April 1, 2010.

Please do not hesitate to contact the undersigned at (312) 557-8746 if you have any questions.

Very truly yours,

/s/ Shanna Palmersheim
Shanna Palmersheim Assistant Secretary

cc:	Craig Carberry, Esq.
Diana McCarthy, Esq.
Owen Meacham, Esq.